Financial Instrument - Risk Management and Fair Value - Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Balance at beginning of year	$ (3,673)
Additions	(98)
Balance at end of year	(1,218)
IAS 39 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Balance at beginning of year	0
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Balance at beginning of year	(1,120)
IFRS9 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Balance at beginning of year	$ (1,120)